OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

16. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consist of the following:

	December 31,
	2012	2013
	US$	US$
Unrecognized tax benefits (Note 13)	5,091	6,203
Accrued interests on unrecognized tax benefits (Note 13)	1,583	1,697
Government grant	100	100
Others	6	5
Total	6,780	8,005

The government grant of Banzhu is recognized as income over the periods necessary to match it on a systematic basis with the related costs which it is intended to compensate. During the years ended December 31, 2011, 2012 and 2013, US$3, US$3 and US$3 has been recognized as a reduction to cost of revenues, respectively.